Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Institutional Funds
Entity Central Index Key	0000710124
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
LIQUID ASSETS PORTFOLIO - SHARES [Member]
Shareholder Report [Line Items]
Fund Name	LIQUID ASSETS PORTFOLIO
Class Name	SHARES
Trading Symbol	NILAP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	$ 2	0.03%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Net Assets	$ 3,357,071,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 3,357,071
Total number of portfolio holdings	87

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	70.2%
U.S. Government Agencies	24.0%
U.S. Government Obligations	5.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. GOVERNMENT PORTFOLIO - SHARES [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT PORTFOLIO
Class Name	SHARES
Trading Symbol	BNGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.25%	[1],[2]
Net Assets	$ 21,141,280,000
Holdings Count | Holding	116
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 21,141,280
Total number of portfolio holdings	116

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	43.1%
U.S. Government Agencies	42.5%
U.S. Government Obligations	13.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. GOVERNMENT SELECT PORTFOLIO - SERVICE SHARES [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SERVICE SHARES
Trading Symbol	BSCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 26,862,899,000
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 26,862,899
Total number of portfolio holdings	108

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	41.6%
Repurchase Agreements	40.9%
U.S. Government Obligations	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. GOVERNMENT SELECT PORTFOLIO - SHARES [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SHARES
Trading Symbol	BGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 26,862,899,000
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 26,862,899
Total number of portfolio holdings	108

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	41.6%
Repurchase Agreements	40.9%
U.S. Government Obligations	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. GOVERNMENT SELECT PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	WCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$ 9	0.17%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 26,862,899,000
Holdings Count | Holding	108
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 26,862,899
Total number of portfolio holdings	108

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	41.6%
Repurchase Agreements	40.9%
U.S. Government Obligations	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY PORTFOLIO - PREMIER SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$ 10	0.20%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.20%	[1],[2]
Net Assets	$ 114,660,004,000
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 114,660,004
Total number of portfolio holdings	71

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.4%
U.S. Government Obligations	46.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY PORTFOLIO - SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SHARES
Trading Symbol	NITXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (SHARES/NITXX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Net Assets	$ 114,660,004,000
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 114,660,004
Total number of portfolio holdings	71

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.4%
U.S. Government Obligations	46.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Net Assets	$ 114,660,004,000
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 114,660,004
Total number of portfolio holdings	71

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.4%
U.S. Government Obligations	46.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY INSTRUMENTS PORTFOLIO - DIGITAL ENABLED SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	DIGITAL ENABLED SHARES
Trading Symbol	NDEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of February 9, 2026 (Commencement of Class Operations) to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY INSTRUMENTS PORTFOLIO (DIGITAL ENABLED SHARES/NDEXX)	$ 3 *	0.09%
*	For the period from February 9, 2026 (Commencement of Class Operations) through May 31, 2026 . Expenses for the full reporting period would be higher.
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 3	[1],[3]
Expense Ratio, Percent	0.09%	[1],[2]
Net Assets	$ 10,797,423,000
Holdings Count | Holding	41
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 10,797,423
Total number of portfolio holdings	41

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY INSTRUMENTS PORTFOLIO - PREMIER SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NPYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	$ 7	0.14%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.14%	[1],[2]
Net Assets	$ 10,797,423,000
Holdings Count | Holding	41
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 10,797,423
Total number of portfolio holdings	41

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY INSTRUMENTS PORTFOLIO - SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	SHARES
Trading Symbol	NTYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	$ 5	0.09%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[1],[2]
Net Assets	$ 10,797,423,000
Holdings Count | Holding	41
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 10,797,423
Total number of portfolio holdings	41

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TREASURY INSTRUMENTS PORTFOLIO - SIEBERT WILLIAMS SHANK SHARES [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)	$ 5 *	0.09%
*
The Siebert Williams Shank Shares class of the Fund had no assets and ceased operations as of March 25, 2026 and resumed operations on April 1, 2026. Had the Siebert Williams Shank Shares class of the Fund been operational for the full reporting period, expenses for the full reporting period would be higher.

1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[1],[4]
Expense Ratio, Percent	0.09%	[1],[2]
Net Assets	$ 10,797,423,000
Holdings Count | Holding	41
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$ 10,797,423
Total number of portfolio holdings	41

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
[3]	For the period from February 9, 2026 (Commencement of Class Operations) through May 31, 2026. Expenses for the full reporting period would be higher.
[4]	The Siebert Williams Shank Shares class of the Fund had no assets and ceased operations as of March 25, 2026 and resumed operations on April 1, 2026. Had the Siebert Williams Shank Shares class of the Fund been operational for the full reporting period, expenses for the full reporting period would be higher.